Segment reporting (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)		Mar. 31, 2021 INR (₨)
Disclosure of operating segments [line items]
Revenues		₨ 245,879	[1]	$ 2,992	₨ 214,391	[1]	₨ 189,722	[1]
Gross Profit		139,343		1,695	113,840		103,077
Selling, general and administrative expenses		68,026		828	62,081		54,650
Research and development expenses		19,381		236	17,482		16,541
Impairment of non-current assets		699		9	7,562		8,588
Other income, net		(5,907)		(72)	(2,761)		(982)
Results from operating activities		57,144		695	29,476		24,280
Finance income, net		2,853		35	2,119		1,653
Share of profit of equity accounted investees, net of tax		370		5	703		480
Profit before tax		60,367		734	32,298		26,413
Tax expense, net		15,300		186	8,730		9,175
Profit for the year		45,067		$ 548	23,568		17,238
Global Generics [Member]
Disclosure of operating segments [line items]
Revenues	[1]	213,768			179,170		154,404
Gross Profit		132,719			103,270		91,111
Pharmaceutical Services and Active Ingredients [Member]
Disclosure of operating segments [line items]
Revenues	[1]	29,069			30,740		31,982
Gross Profit		4,715			6,821		9,426
Other segment [Member]
Disclosure of operating segments [line items]
Revenues	[1],[2]	3,042			4,481		3,336
Gross Profit	[2]	₨ 1,909			₨ 3,749		₨ 2,540

[1]	Revenues for the year ended March 31, 2023 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.7,577 (as compared to Rs.6,255 and Rs.6,905 for the years ended March 31, 2022 and 2021, respectively) and from the PSAI segment to the Others segment which amount to Rs.128 (as compared to Rs.0 and Rs.0 for the years ended March 31, 2022 and 2021, respectively).
[2]	As the revenues and gross profits of the Proprietary Products segment are considerably lower than the quantitative thresholds mentioned in IFRS 8, “Operating Segments”, the Company believes that Proprietary Products segment no longer qualifies to be a reportable segment and consequently, effective April 1, 2022, the Company included the financial information relating to the Proprietary Products segment in “Others”. The corresponding information relating to Proprietary Products segment for earlier periods has been restated to reflect the aforementioned change.